VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.1%
California—0.3%
California County Tobacco Securitization Agency Revenue, Series A
5.000%, 6/1/25	$ 200	$ 201
5.000%, 6/1/27	100	103
5.000%, 6/1/28	100	104
		408

Colorado—2.9%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	610	656
Regional Transportation District, Sales Tax Revenue, Series A
5.000%, 1/15/27	900	924
5.000%, 7/15/27	1,025	1,057
State of Colorado, Certificates of Participation 6.000%, 12/15/39	755	872
		3,509

District of Columbia—0.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	1,000	1,041
Florida—8.1%
Florida Municipal Power Agency Revenue, Series A
3.000%, 10/1/32	750	692
3.000%, 10/1/33	750	682
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	1,530	1,617
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,570
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,853
Tampa Bay Water, Water Revenue, Series A
5.000%, 10/1/43	1,000	1,071
5.000%, 10/1/49	1,210	1,268
		9,753

Georgia—1.2%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	1,350	1,511
Idaho—2.0%
Idaho Housing & Finance Association, Sales Tax Revenue
5.000%, 8/15/39	1,200	1,298
5.000%, 8/15/40	1,000	1,079
		2,377

	Par Value	Value

Illinois—8.6%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	$ 2,600	$ 2,637
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,850
Series B (AGM Insured) 5.000%, 1/1/39	1,000	1,062
State of Illinois, General Obligation (BAM-TCRS Insured) 5.000%, 2/1/36	3,500	3,797
		10,346

Indiana—3.4%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,152
Louisiana—2.3%
State of Louisiana, General Obligation, Series E
5.000%, 9/1/27	1,000	1,052
5.000%, 9/1/31	1,550	1,723
		2,775

Maryland—4.8%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,690
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,125
		5,815

Massachusetts—1.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A
5.000%, 7/1/36	750	866
5.000%, 7/1/40	750	818
		1,684

Michigan—0.9%
Wayne County Airport Authority Revenue, Series D 5.000%, 12/1/45	1,100	1,102
Mississippi—2.6%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,140
Nevada—0.6%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	760	790
New Jersey—2.2%
New Jersey Economic Development Authority Revenue, Series QQQ 4.000%, 6/15/38	1,150	1,112
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

New Jersey—continued
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.000%, 6/15/36	$ 1,390	$ 1,526
		2,638

New York—6.9%
City of New York, General Obligation,
Series A 5.000%, 8/1/40	1,000	1,075
Series D-1 5.500%, 5/1/46	500	534
New York City Municipal Water Finance Authority, Water Revenue,
Series AA 5.000%, 6/15/49	915	962
Series EE 5.000%, 6/15/45	1,445	1,485
New York City Transitional Finance Authority, Income Tax Revenue,
Series A-1 5.000%, 11/1/40	1,000	1,082
Series B 5.000%, 5/1/46	1,600	1,665
Series H-1 5.000%, 11/1/41	500	538
Series H-1 5.500%, 11/1/51	345	375
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	585	589
		8,305

Ohio—6.5%
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,869
Oklahoma—0.4%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	500	536
Oregon—1.5%
Port of Portland, Airport Revenue, Series 24B (AMT)
5.000%, 7/1/26	750	765
5.000%, 7/1/30	1,000	1,020
		1,785

Pennsylvania—6.9%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	603
5.000%, 11/1/40	1,100	1,130
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT)
5.250%, 6/30/35	750	800
5.500%, 6/30/38	1,000	1,072
5.500%, 6/30/41	2,000	2,110
	Par Value	Value

Pennsylvania—continued
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/39	$ 1,000	$ 1,078
Series B 5.250%, 12/1/41	1,000	1,088
Series B 5.250%, 12/1/52	400	421
		8,302

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,085
Texas—14.3%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	418
Central Texas Regional Mobility Authority, Toll Highway Revenue, Senior Lien, Series E
5.000%, 1/1/29	500	534
5.000%, 1/1/30	1,300	1,404
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,538
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,020
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,522
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,778
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	527
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,300	1,481
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,031
		17,264

Utah—1.0%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	1,145	1,229
Virginia—1.0%
Virginia Resources Authority, Virginia Pooled Financing Program Lease Revenue, Series A 5.000%, 11/1/33	1,100	1,245
Washington—9.5%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	5,675	5,697

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Washington—continued
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	$ 690	$ 716
State of Washington, General Obligation, Series A-1 5.000%, 8/1/29	5,000	5,032
		11,445

Wisconsin—3.0%
Public Finance Authority Revenue 4.000%, 8/1/59(2)	1,015	1,015
Public Finance Authority, Renown Regional Medical Center Project Revenue
5.000%, 6/1/27	300	309
5.000%, 6/1/28	500	523
5.000%, 6/1/29	700	738
5.000%, 6/1/30	1,000	1,061
		3,646

Total Municipal Bonds (Identified Cost $116,523)		113,752

Total Long-Term Investments—94.1% (Identified Cost $116,523)		113,752

	Shares
Short-Term Investments—1.7%
Money Market Mutual Funds—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(3)	590,293	590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.213%)(3)	1,472,069	1,472
Total Short-Term Investments (Identified Cost $2,062)		2,062

TOTAL INVESTMENTS—95.8% (Identified Cost $118,585)		$115,814
Other assets and liabilities, net—4.2%		5,093
NET ASSETS—100.0%		$120,907
Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At March 31, 2025, 14.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$113,752	$—	$113,752
Money Market Mutual Funds	2,062	2,062	—
Total Investments	$115,814	$2,062	$113,752
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.